Financial Instruments by Category	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category	Financial Instruments by Category
(1)Carrying amounts of financial instruments by category as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 99,105	₩ 110,632
Short-term financial instruments	143,000	71,000
Accounts receivables, net	52,615	59,761
Other receivables, net	6	8
Other current financial assets	598	818
Other non-current financial assets	3,019	1,324
Financial assets at fair value through profit or loss
Short-term financial instruments	5,000	—
Total	₩ 303,343	₩ 243,543

	December 31, 2021	December 31, 2020
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payables (*)	₩ 36,864	₩ 52,688
Long-term accounts payable	729	1,402
Accrued expenses (*)	49	62
Other current liabilities	3,607	2,653
Other non-current liabilities	5,123	3,247
Total	₩ 46,372	₩ 60,052
(*)Accounts payable and accrued expenses that are not financial liabilities are excluded.
(2)Net income and expenses from financial instruments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 1,355	₩ 1,088	₩ 1,626
Differences in foreign currency	2,135	(1,796)	1,267
Financial assets at fair value through profit or loss
Interest income	28	—	—
Financial liabilities at amortized cost
Interest expense	(115)	(186)	(277)
Differences in foreign currency	(821)	537	(22)
(3)Fair Value Hierarchy
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability;
•Level 3: unobservable inputs for the asset or liability.
The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of group-specific information. At this time, if all the significant input variables required to measure the fair value of a good are observable, the good is included in Level 2.
If more than one significant input variable is not based on observable market information, the item is included in Level 3.
The valuation techniques used to measure the fair value of a financial instrument include:
•Market price or dealer price of a similar financial instrument
•The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period

For the other financial instruments, the Group applied other valuation techniques such as discounted cash flow, etc. As of December 31, 2021. the Group has Won 5,000,000 thousands of short-term financial instruments measured at fair value through profit or loss that is classified as level 2. For the financial assets and liabilities of which carrying amount are reasonable approximation of fair value, those were excluded from fair value disclosure.